Related Party Transactions Related Party Transactions - LNG Terminal Capacity Agreements (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] | Sabine Pass LNG, LP [Member] | LNG Terminal Capacity Agreements [Member]
Related Party Transaction [Line Items]
Regasification capacity, in Bcf/d	2.0		2.0
Related Party Transaction, Committed Annual Fee	$ 250,000,000		$ 250,000,000
Related Party Agreement Term	20 years		20 years
Terminal Use Agreement Maintenance Expense	25,000,000	27,500,000	26,600,000	10,100,000	0.0
Cheniere Energy Partners, LP _ Cheniere Marketing, LLC [Member] | Cheniere Energy Investments, LLC [Member] | LNG Terminal Capacity Agreements [Member]
Related Party Transaction [Line Items]
Proceeds (Payments) of Gross Margin Earned, Percentage	80.00%		80.00%
Revenues—affiliate			$ 0	$ 4,900,000	$ 11,200,000
Cheniere Energy Partners, LP _ Cheniere Marketing, LLC [Member] | Sabine Pass Liquefaction [Member] | LNG Sale and Purchase Agreement [Member]
Related Party Transaction [Line Items]
Incremental LNG Volume, Purchase Price Percentage of Henry Hub	115.00%
Incremental LNG Volume, Purchase Price Per MMBtu	3.00
Cheniere Energy Partners, LP _ Cheniere Marketing, LLC [Member] | Sabine Pass Liquefaction [Member] | LNG Sale and Purchase Agreement [Member] | Profit Category One [Member]
Related Party Transaction [Line Items]
Purchase Commitment, LNG Produced, in MMBtu/yr			36,000,000
Incremental LNG Volume, Purchase Price Percentage of Henry Hub			115.00%
Incremental LNG Volume, Purchase Price Per MMBtu			3.00
Cheniere Energy Partners, LP _ Cheniere Marketing, LLC [Member] | Sabine Pass Liquefaction [Member] | LNG Sale and Purchase Agreement [Member] | Profit Category Two [Member]
Related Party Transaction [Line Items]
Proceeds (Payments) of Gross Margin Earned, Percentage			20.00%
Purchase Commitment, LNG Produced, in MMBtu/yr			68,000,000
Cheniere Energy Partners, LP _ Cheniere Marketing, LLC [Member] | Sabine Pass Liquefaction [Member] | LNG Sale and Purchase Agreement [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Purchase Commitment, LNG Produced, in MMBtu/yr			104,000,000